Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues		$ 9,589,671	$ 8,915,344	$ 9,775,038
Cost of revenues		(7,739,702)	(6,509,083)	(7,565,559)
Gross profit		1,849,969	2,406,261	2,209,479
Operating expenses
Selling and marketing expenses		(257,497)	(263,871)	(493,101)
General and administrative expenses		(3,826,066)	(816,122)	(979,973)
Gain/(loss) from equity method investments		(125,546)	8,873	28,747
Total operating expenses		(4,209,109)	(1,071,120)	(1,444,327)
Income/(Loss) from operations		(2,359,140)	1,335,141	765,152
Other income/(expenses)
Other income, net		89,360	77,735	37,572
Financial expenses, net		(269,572)	(131,683)	(118,256)
Total other expenses, net		(180,212)	(53,948)	(80,684)
Income/(Loss) before income tax expense		(2,539,352)	1,281,193	684,468
Income tax expense		(141,978)	(367,792)	(315,854)
Net income/(Loss)		(2,681,330)	913,401	368,614
Less: Net income attributable to non-controlling interests		3,449
Net income/(loss) attributable to CCH Holdings Ltd		(2,684,779)	913,401	368,614
Other comprehensive income/(loss):
Foreign currency translation adjustment		649,481	221,106	(43,828)
Total comprehensive income/(loss)		(2,031,849)	1,134,507	324,786
Less: Comprehensive loss attributable to non-controlling interests		3,640
Comprehensive income/(loss) attributable to CCH Holdings Ltd		$ (2,035,489)	$ 1,134,507	$ 324,786
Earnings/(Loss) per ordinary share attributable to ordinary shareholders of CCH Holdings Ltd
Basic (in Dollars per share)		$ (0.14)	$ 0.05	$ 0.02
Diluted (in Dollars per share)		$ (0.14)	$ 0.05	$ 0.02
Weighted average number of shares outstanding used in calculating earnings/(loss) per ordinary share
Basic (in Shares)	[1]	19,081,404	18,000,000	18,000,000
Diluted (in Shares)	[1]	19,081,404	18,000,000	18,000,000
Revenues from third parties
Revenues		$ 8,751,351	$ 7,724,976	$ 8,584,748
Revenues from related parties
Revenues		$ 838,320	$ 1,190,368	$ 1,190,290

[1]	The share and per share information are presented on a retrospective basis to reflect the Reorganization and Share Surrender (collectively “Recapitalization”) completed on June 5, 2025 and September 5, 2025, respectively. (Note 1 (b))